EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Contributions to defined benefit plans			$ 1.8
Benefit payments			13.3
Expected contributions to defined benefit plans during remainder of year	$ 0.5		0.5
Expected benefit payments during remainder of year	4.4		4.4
International Pension Plans | Pension Plan, Latin America and Europe
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Net settlement costs		$ (0.1)	$ 3.2	$ 0.9
International Pension Plans | Latin America
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Net settlement costs	$ 0.9